Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of reconciliation of cash, cash equivalents, and restricted cash
	December 31,
	2019	2020	2021

Cash and cash equivalents	$5,034	$68,637	$448,623
Cash and cash equivalents included in funds receivable	$15,138	$16,193	$10,063
Restricted cash included in other assets	$197	$203	$213
Total cash, cash equivalents, and restricted cash	$20,369	$85,033	$458,899

Schedule of accumulated other comprehensive income
	Year ended December 31,
	2020	2021
	Unrealized gain on marketable securities	Unrealized gain (loss) on marketable securities

Beginning balance	$-	$111
Net current period other comprehensive income (loss)	111	(410)
reclassification adjustments for losses included in net income	-	140
Total accumulated other comprehensive income (loss)	$111	$(159)

Schedule of revenue by category
	Year Ended December 31,
	2019		2020		2021
		Percentage		Percentage		Percentage
	Amount	of Revenue	Amount	of Revenue	Amount	of Revenue
	(in thousands, except percentages)

Service fees	23,498	36%	49,927	37%	96,659	39%
Fulfillment services	42,354	64%	86,448	63%	148,615	61%
Total revenue	$65,852	100%	$136,375	100%	$245,274	100%
	Year Ended December 31,
	2019		2020		2021
		Percentage		Percentage		Percentage
	Amount	of Revenue	Amount	of Revenue	Amount	of Revenue
	(in thousands, except percentages)

United Kingdom	51,799	79%	80,122	59%	113,835	47%
United States	9,529	14%	34,140	25%	71,095	29%
European Union	4,344	7%	21,269	15%	58,177	23%
Israel	180	* )	844	1%	1,052	* )
Other	-	-	-	-	1,115	* )
Total revenue	$65,852	100%	$136,375	100%	$245,274	100%

*) Less than 1%

Schedule of deferred contract acquisition costs
	Year Ended December 31,
	2019	2020	2021
	(in thousands)

Beginning balance	$318	$563	$987
Additions to deferred contract acquisition costs	343	618	1,188
Amortization of deferred contract acquisition costs	(98)	(194)	(374)
Ending balance	$563	$987	$1,801

Deferred contract acquisition costs (to be recognized in next 12 months included in other current assets)	$143	$264	$487
Deferred contract acquisition costs, noncurrent	420	723	1,314
Total deferred contract acquisition costs	$563	$987	$1,801

Schedule of property and equipment, net by geographical region
	December 31,
	2019	2020	2021
	(in thousands)

Israel	$1,444	$1,685	$18,383
United Kingdom	212	3,093	2,642
United States	208	74	2,326
Rest of world	31	25	26

Total property and equipment, net	$1,895	$4,877	$23,376

Schedule of warrants to preferred shares
	Year Ended December 31,
	2019	2020	2021
	(in thousands)

Beginning of the year	$210	$215	$5,738
Change in fair value	5	5,523	5,872
Conversion to shares	-	-	(11,610)
End of year	$215	5,738	$-